ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Dec. 26, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Note 14. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As of December 26, 2020 and June 27, 2020, accounts payable and accrued liabilities consist of the following:

	December 26,	June 27,
	2020	2020

Accounts Payable	$57,692,382	$58,614,619
Accrued Liabilities	13,234,560	10,532,715
Other Accrued Liabilities	9,708,487	10,383,596

Total Accounts Payable and Accrued Liabilities	$80,635,429	$79,530,930